Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows provided by (used in) operating activities
Income (loss) from continuing operations	$ 36,705	$ (3,058)	$ (229)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
- Deferred income taxes (note 13)	(4,921)	(1,007)	(333)
- Share-based compensation (note 18)	979	2,409	952
- Inventory provision (note 6)	1,231	6,377	1,820
- Provision (recovery) for doubtful accounts	934	1,412	(49)
Loss on disposal of property, plant and equipment (note 8)	42	478	26
- Depreciation of property, plant and equipment and amortization of licenses (note 8)	4,638	5,063	6,258
- Amortization of prepaid land lease payments (note 9)	243	247	261
- Government grants recognized in income	(141)	(6,984)	(1,637)
- Accretion expenses	0	0	120
Changes in:
- Accounts receivable	(13,482)	(15,122)	41
- Inventories	(5,531)	(3,025)	28
- Income tax payable	4,948	1,720	576
- Prepaid expenses and deposits	(622)	(436)	434
- Deferred revenue	987	(4,959)	(3,639)
- Accounts payable and accrued liabilities	33,416	2,739	(298)
- Other non-current liabilities	330	339	779
- Restricted cash	1,598	(1,557)	(1,677)
- Time deposits	0	0	1,500
Net cash provided by (used in) operating activities from continuing operations	61,354	(15,364)	4,933
Net cash used in operating activities from discontinued operations	0	(95)	(722)
Net cash provided by (used in) operating activities	61,354	(15,459)	4,211
Cash flows provided by (used in) financing activities
- Proceeds from bank loans	28,636	45,462	21,312
- Repayments of bank loans	(38,708)	(24,850)	(46,786)
- Proceeds from issuance of common stock, net of share issuance costs	1,264	315	732
- Proceeds from shares subscribed	428	0	18
- Government grants received (note 15)	2,598	6,857	544
- Loan from a non-controlling shareholder (note 11(a))	4,440	0	0
- Repayment of loan from a non-controlling shareholder	0	0	(16)
Net cash provided by (used in) financing activities	(1,342)	27,784	(24,196)
Cash flows used in investing activities
- Proceeds from disposal of equipment	19	26	81
- Acquisition of property, plant and equipment	(11,915)	(12,654)	(5,299)
- Net proceeds from disposal of subsidiary	0	861	801
Net cash used in investing activities from continuing operations	(11,896)	(11,767)	(4,417)
Net cash used in investing activities from discontinued operations	0	(9)	(98)
Net cash used in investing activities	(11,896)	(11,776)	(4,515)
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale	3,865	(2,092)	(1,541)
Increase (decrease) in cash and cash equivalents, including cash from discontinued operation	51,981	(1,543)	(26,041)
Less: Net decrease in cash from discontinued operation	0	(143)	(82)
Increase (decrease) in cash and cash equivalents	51,981	(1,400)	(25,959)
Cash and cash equivalents, beginning of year	62,434	63,834	89,793
Cash and cash equivalents, end of year	114,415	62,434	63,834
Supplemental disclosure of cash flow information:
Cash paid for interest	1,325	1,662	1,722
Cash paid for income taxes	$ 7,909	$ 1,885	$ 2,058